OTHER EXPENSE, NET - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income And Expense [Line Items]
Amount distributed from Newmont Global Community Support Fund	$ 3	$ 3	$ 11
Tanami
Other Income And Expense [Line Items]
Depreciation and amortization		$ 3
Musselwhite
Other Income And Expense [Line Items]
Depreciation and amortization			7
Eleonore
Other Income And Expense [Line Items]
Depreciation and amortization			16
Penasquito
Other Income And Expense [Line Items]
Depreciation and amortization			28
Yanacocha
Other Income And Expense [Line Items]
Depreciation and amortization			7
Cerro Negro
Other Income And Expense [Line Items]
Depreciation and amortization			$ 30